Significant Accounting Policies and Significant Judgements (Details 1)	12 Months Ended
Oct. 31, 2019
Advance receivable
IfrsStatementLineItems [Line Items]
Classification under IAS 39	Loans and receivables
Classification under IFRS 9	Amortized cost
Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Classification under IAS 39	Loans and receivables
Classification under IFRS 9	Amortized cost
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Classification under IAS 39	Loans and receivables
Classification under IFRS 9	Amortized cost
Accounts Payable And Accrued Liabilitie [Member]
IfrsStatementLineItems [Line Items]
Classification under IAS 39	Other liabilities at amortized cost
Classification under IFRS 9	Amortized cost
Finance Lease Payable [Member]
IfrsStatementLineItems [Line Items]
Classification under IAS 39	Other liabilities at amortized cost
Classification under IFRS 9	Amortized cost
Convertible Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Classification under IAS 39	Other liabilities at amortized cost
Classification under IFRS 9	Amortized cost
Long Term Debts [Member]
IfrsStatementLineItems [Line Items]
Classification under IAS 39	Other liabilities at amortized cost
Classification under IFRS 9	Amortized cost
Interest Payables [member]
IfrsStatementLineItems [Line Items]
Classification under IAS 39	Other liabilities at amortized cost
Classification under IFRS 9	Amortized cost
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Classification under IAS 39	Other liabilities at amortized cost
Classification under IFRS 9	Amortized cost
Due To Employee Director [Member]
IfrsStatementLineItems [Line Items]
Classification under IAS 39	Other liabilities at amortized cost
Classification under IFRS 9	Amortized cost
Derivative Liability [Member]
IfrsStatementLineItems [Line Items]
Classification under IAS 39	FVTPL
Classification under IFRS 9	FVTPL